Income Taxes	12 Months Ended
Aug. 31, 2013
Notes to Financial Statements
Note 8 - Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets at August 31, 2013 and 2012 are as follows:

	2013	2012
Deferred tax assets:
Net operating loss carryforwards	$3,404,418	$2,506,712
Capitalized research and development	836,568	756,562
Depreciation	(4,700)	(6,788)
Stock based compensation	1,130,104	659,793
Research and development credit carry forward	206,715	174,558
Total deferred tax assets	5,573,105	4,090,837
Less: valuation allowance	(5,573,105)	(4,090,837)
Net deferred tax asset	$-	$-

The net increase in the valuation allowance for deferred tax assets was $1,482,268 and $869,333 for the years ended August 31, 2013 and 2012, respectively. The Company evaluates its valuation allowance requirements on an annual basis based on projected future operations. When circumstances change and this causes a change in management’s judgment about the realizability of deferred tax assets, the impact of the change on the valuation allowance is reflected in current operations.

For federal income tax purposes, the Company has net U.S. operating loss carry forwards at August 31, 2013 available to offset future federal taxable income, if any, of $10,012,994, which will fully expire by the fiscal year ended August 31, 2033. Accordingly, there is no current tax expense for the years ended August 31, 2013 and 2012. In addition, the Company has research and development tax credit carry forwards of $206,715 at August 31, 2013, which are available to offset federal income taxes and begin to expire during the year ended August 31, 2026.

The utilization of the tax net operating loss carry forwards may be limited due to ownership changes that have occurred as a result of sales of common stock.

The effects of state income taxes were insignificant for the years ended August 31, 2013 and 2012.

The following is a reconciliation between expected income tax benefit and actual, using the applicable statutory income tax rate of 34% for the years ended August 31, 2013 and 2012:

	2013	2012
Income tax benefit at statutory rate	$1,452,661	$827,367
Non-deductible meals and entertainment	(2,550)	(1,280)
Research and development credit	32,157	53,576
Other	-	(10,330)
Change in valuation allowance	(1,482,268)	(869,333)
	$-	$-

The fiscal years 2009 through 2013 remain open to examination by federal authorities and other jurisdictions in which the Company operates.